SIGNIFICANT ACCOUNTING POLICIES (Schedule of estimated useful lives of assets) (Details)	12 Months Ended
Jan. 31, 2022
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	45 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	shorter of the life of the improvement or the remaining life of the lease
Furniture & fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Machinery & equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Machinery & equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years